UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sugar Creek Partners LLC  (formerly Blue Ridge Capital Partners LLC)
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Address:  120 Cottage Place
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          Charlotte, NC  28207
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          ----------------------------------------------------------------------

Form 13F File Number: 28-10462
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William H. Williamson
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Title:    General Partner
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ William H. Williamson           Charlotte, NC                     02/04/2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  32
                                        -------------------

Form 13F Information Table Value Total: $ $42,455
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:             ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ----- ------ -------
Atmos Energy Corp                 COM         049560105      476,280   19,600    SOLE                                         19,600
Automatic Data Processing Inc     COM         053015103      776,356   19,600    SOLE                                         19,600
Berkshire Hathaway Inc            COM         084670108    4,044,000       48    SOLE                                             48
Conagra Foods Inc                 COM         205887102      857,675   32,500    SOLE                                         32,500
Conseco Inc                       COM         208464883    1,559,071   71,517    SOLE                                         71,517
CoolBrands Intl Inc               COM         21639P208      764,485   58,500    SOLE                                         58,500
El Paso Corp                      COM         28336L109    2,132,676  260,400    SOLE                                        260,400
Exelon Corp                       COM         30161n101    1,061,760   16,000    SOLE                                         16,000
FleetBoston Finl Corp             COM         339030108    1,562,670   35,800    SOLE                                         35,800
Halliburton Co                    COM         406216101    1,692,600   65,100    SOLE                                         65,100
Herley Industries Inc             COM         427398102    1,482,224   71,605    SOLE                                         71,605
Honeywell Intl Inc                COM         438516106    1,196,794   35,800    SOLE                                         35,800
IDT Corp                          COM         448947101      577,295   26,063    SOLE                                         26,063
Liberte Investors Inc             COM         530154103      562,682   79,700    SOLE                                         79,700
Marsh & McLennan Companies Inc    COM         571748102    1,403,177   29,300    SOLE                                         29,300
McDermott International Inc       COM         580037109    2,718,625  227,500    SOLE                                        227,500
Molson Inc - A shs                COM         608710307    1,521,291   54,659    SOLE                                         54,659
NTL Inc                           COM         62940M104        4,325       62    SOLE                                             62
Northwest Natural Gas Co          COM         667655104      298,275    9,700    SOLE                                          9,700
P G & E Corp                      COM         69331c108    3,885,023  139,900    SOLE                                        139,900
PeopleSoft Inc.                   COM         712713106      446,684   19,600    SOLE                                         19,600
Pfizer Inc                        COM         717081103    1,148,225   32,500    SOLE                                         32,500
Piedmont Nat Gas Inc              COM         720186105      838,561   19,295    SOLE                                         19,295
RJ Reynolds Tobacco Holdings Inc  COM         76182K105    2,081,770   35,800    SOLE                                         35,800
Scana Corp                        COM         80589m102      882,109   25,755    SOLE                                         25,755
Smithfield Foods Inc              COM         832248108    1,010,160   48,800    SOLE                                         48,800
Southwest Gas Corp                COM         844895102      730,815   32,553    SOLE                                         32,553
Textron Inc                       COM         883203101    1,118,376   19,600    SOLE                                         19,600
Tyco International Ltd            COM         902124106    1,120,950   42,300    SOLE                                         42,300
United Technologies Corp          COM         913017109    1,232,010   13,000    SOLE                                         13,000
WGL Holdings Inc.                 COM         92924f106    1,085,755   39,070    SOLE                                         39,070
Xcel Energy Inc                   COM         98389b100    2,182,253  128,519    SOLE                                        128,519